FIXED ASSETS (Tables)	12 Months Ended
Feb. 28, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Fixed assets consisted of the following:

	February 28, 2026	February 28, 2025
Automobile	$74,237	$74,237
Demo devices	265,421	302,186
Tooling	107,020	107,020
Machinery and equipment	17,246	8,825
Computer equipment	157,448	157,448
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	38,746	36,305
Leasehold improvements	26,956	26,956
	723,611	749,514
Less: Accumulated depreciation	(540,426)	(491,186)
	$183,185	$258,328

SCHEDULE OF DEPRECIATION AND AMORTIZATION IN OPERATING EXPENSES

Depreciation and amortization for the years ended February 28, 2026, and February 28, 2025, are as follows:

Depreciation and Amortization	Year Ended February 28, 2026	Year Ended February 28, 2025

Fixed assets	$49,240	$141,309
Revenue earning devices	91,811	287,830
Total Depreciation and Amortization included in operating expenses	$141,051	$429,139